Average Annual Total Returns - AST Bond Portfolio 2023	No Share Class 1 Year	No Share Class 5 Years	No Share Class Since Inception	No Share Class InceptionDate	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays Fixed Maturity (2023) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Fixed Maturity (2023) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Fixed Maturity (2023) Zero Coupon Swaps Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.77%	3.29%	2.90%	Jan. 03, 2012	8.92%	4.98%	3.69%	[1]	6.21%	3.21%	3.01%	[1]

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date.